Commitment and Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations	$ 8.1	$ 3.0	$ 3.3